                              [ANNOTATED FORM N-Q]

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07560

Morgan Stanley Quality Municipal Securities
                           (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
         (Address of principal executive offices)              (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                                 (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2004

Date of reporting period: July 31, 2004

ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY QUALITY MUNICIPAL SECURITIES
PORTFOLIO OF INVESTMENTS JULY 31, 2004 (UNAUDITED)

       PRINCIPAL
       AMOUNT IN                                                                       COUPON      MATURITY
       THOUSANDS                                                                        RATE         DATE               VALUE
       ---------                                                                        ----         ----               -----

                     TAX-EXEMPT MUNICIPAL BONDS  (137.8%)
                     General Obligation  (15.5%)
            $3,000   California, Various Purpose Dtd 05/01/03                           5.00%    02/01/32           $2,918,730
             4,000   Los Angeles, Community College District, California, 2003 Ser B    5.00        08/01/27            4,024,480
                          (FSA)
             2,000   Connecticut, 2002 Ser B                                            5.50        06/15/20            2,180,260
             3,000   Florida State Board of Education, Capital Outlay Refg 2002 Ser C   5.00        06/01/19            3,149,490
                          (MBIA)
             4,000   Honolulu City & County, Hawaii, ROLS RRII R 237-1 (MBIA)          9.298++      03/01/24            4,344,920
             4,020   Chicago, Illinois, Ser 2000 A (FGIC)                              6.125        01/01/21            4,566,197
             4,000   Massachusetts, Refg 2003, Ser D (Ambac)                            5.50        10/01/19            4,537,760
                     Pennsylvania,
             1,000        RITES PA - 1112 A (MBIA)                                     8.451++      01/01/18            1,110,240
             1,000        RITES PA - 1112 B (MBIA)                                     8.451++      01/01/19            1,100,110
             3,000   Charleston County School District, South Carolina, Ser 2004 A      5.00        02/01/22            3,104,370
             5,000   Metropolitan Government of Nashville & Davidson County,           5.125        05/15/25            5,080,850
                          Tennessee, Refg Ser 1997                                                                      ---------

            34,020                                                                                                     36,117,407
            ------                                                                                                     ----------

                     Educational Facilities Revenue  (1.0%)
             2,300   New Jersey Educational Facilities Authority, Montclair State       5.00        07/01/34            2,312,949
             -----        University, Ser 2003 L (MBIA)                                                                 ---------

                     Electric Revenue  (9.8%)
             3,890   Salt River Project Agricultural Improvement & Power District,      5.00        01/01/22            4,012,535
                          Arizona, 2002 Ser B
             5,000   California Department of Water Resources, Power Supply            5.375        05/01/17            5,440,250
                          Ser 2002 A (XLCA)
             2,000   Orlando Utilities Commission, Florida, Ser 2001 A                  5.25        10/01/19            2,134,580
             5,000   Nebraska Public Power District, 2003 Ser A (Ambac)                 5.00        01/01/35            5,004,050
             2,000   North Carolina Municipal Power Agency #1, Catawba Ser 1993         5.25        01/01/20            2,123,520
                          (MBIA)
             1,500   Puerto Rico Electric Power Authority, Ser NN                      5.125        07/01/29            1,503,660
             2,500   Intermountain Power Agency, Utah, 2003 Ser A (FSA)                 5.00        07/01/21            2,575,150
             -----                                                                                                      ---------
            21,890                                                                                                     22,793,745
            ------                                                                                                     ----------

                     Hospital Revenue  (15.5%)
             5,000   Colorado Health Facilities Authority, Catholic Health              5.25        09/01/24            5,099,000
                          Initiatives Ser 2001 A
               795   Maine Health & Higher Educational Facilities Authority,            5.50        07/01/18              812,609
                          Ser 1993 D (FSA)
                     Maryland Health & Higher Educational Facilities Authority,
             2,500        Medstar Health                                               5.375        08/15/24            2,437,100
             2,000        University of Maryland Medical Ser 2001                       5.25        07/01/34            1,993,620
             4,000   Missouri Health & Educational Facilities Authority,                5.25        05/15/14            4,306,120
                          Barnes-Jewish/Christian Health Ser 1993 A
             5,000   Cuyahoga County, Ohio, Cleveland Clinic Ser 2003 A                 6.00        01/01/32            5,295,150
             5,000   South Carolina Jobs - Economic Development Authority,             6.875        08/01/27            5,398,300
                          Palmetto Health Alliance Refg Ser 2003 C
            10,000   Fairfax County Industrial Development Authority, Virginia, Inova   5.25        08/15/19           10,796,000
            ------         Health Refg Ser 1993 A                                                                      ----------
            34,295                                                                                                     36,137,899
            ------                                                                                                     ----------

                     Industrial Development/Pollution Control Revenue  (15.0%)
            10,000   Hawaii Department of Budget & Finance, Hawaiian Electric Co        5.45        11/01/23           10,219,200
                          Inc Ser 1993 (AMT) (MBIA)
             4,000   Calvert County, Maryland, Baltimore Gas & Electric Co              5.55        07/15/14            4,083,880
                          Refg Ser 1993
             2,000   Brazos River Authority, Texas, TXU Electric Co Ser 1999 C (AMT)    7.70        03/01/32            2,300,500
             3,000   Sabine River Authority, Texas, TXU Electric Co Refg Ser 2001 B     5.75        05/01/30            3,170,700
                          (AMT) (Mandatory Tender 11/01/11)
             5,000   Marshall County, West Virginia, Ohio Power Co Ser B (MBIA)         5.45        07/01/14            5,115,950
            10,000   Weston, Wisconsin, Wisconsin Public Service Co Refg Ser 1993 A     6.90        02/01/13           10,241,500
            ------                                                                                                     ----------
            34,000                                                                                                     35,131,730
            ------                                                                                                     ----------

                     Mortgage Revenue - Multi-Family  (5.4%)
            12,495   Wisconsin Housing & Economic Development Authority, 1993 Ser       5.55        11/01/15           12,654,811
            ------                                                                                                     ----------

                     Mortgage Revenue - Single Family  (2.2%)
             5,000   Alaska Housing Finance Corporation, 1997 Ser A (MBIA)              6.00        06/01/27            5,183,800
             -----                                                                                                      ---------

                     Nursing & Health Related Facilities Revenue  (1.4%)
                     New York State Dormitory Authority,
             1,000        Mental Health Ser 2003 B                                      5.25        02/15/18            1,065,230
             2,000        Mental Health Ser 2003 B                                      5.25        02/15/19            2,122,460
             -----                                                                                                      ---------
             3,000                                                                                                      3,187,690
             -----                                                                                                      ---------

                     Public Facilities Revenue  (9.0%)
                     Arizona School Facilities Board,
             2,000        School Impr Ser 2003A COPs (MBIA)                             5.25        09/01/17            2,156,720
             1,500        School Impr Ser 2002                                          5.25        07/01/20            1,605,960
                     California Public Works Board,
             3,000        Correction 2004, Ser E (XLCA)                                 5.00        06/01/17            3,185,370
             5,000        Mental Health, 2004 Ser A                                     5.00        06/01/24            4,946,950
             3,000   Miami-Dade County School Board, Florida, 2003 Ser D (FGIC)         5.00        08/01/29            3,007,530
             3,000   New York State Dormitory Authority, New York City Court            5.50        05/15/20            3,200,370
                          Ser 2003 A
             3,000   Pennsylvania Public School Building Authority, Philadelphia        5.00        06/01/33            2,979,390
             -----        School District Ser 2003 (FSA)                                                                ---------

            20,500                                                                                                     21,082,290
            ------                                                                                                     ----------

                     Recreational Facilities Revenue  (1.9%)
             8,480   Metropolitan Pier & Exposition Authority, Illinois,
             -----        McCormick Place Ser 2002 A (MBIA)                             0.00++      06/15/26            4,449,711

                     Resource Recovery Revenue  (1.4%)
             3,000   Northeast Maryland Waste Disposal Authority, Montgomery County     5.50        04/01/16            3,218,760
             -----        Ser 2003 (AMT)                                                                                ---------

                     Tax Allocation Revenue  (1.3%)
             3,040   Milpitas Redevelopment Agency, California, Area # 1 Ser 2003       5.00        09/01/22            3,130,501
             -----        (MBIA)                                                                                        ---------

                     Transportation Facilities Revenue  (30.5%)
                     Arizona Transportation Board,
             1,000        Ser 2003                                                      5.00        07/01/21            1,041,210
             1,500        Ser 2002 B                                                    5.25        07/01/21            1,589,055
             1,000        Ser 2003                                                      5.00        07/01/22            1,035,250
             3,150   Orange County Transportation Authority, California, Toll Road      5.00        08/15/18            3,329,393
                          Refg Ser 2003 A (Ambac)
             5,000   Miami-Dade County, Florida, Miami Int'l Airport Ser 2000 A (AMT)   6.00        10/01/24            5,516,150
                          (FGIC)
             5,000   Atlanta, Georgia, Airport Passenger Sub Lien Ser C 2004            5.00        01/01/33            4,988,500

                     Georgia State Road & Tollway Authority,
             2,000        Ser 2004                                                      5.00        10/01/22            2,081,200
             3,000        Ser 2004                                                      5.00        10/01/23            3,103,530
             2,000        Ser 2001                                                     5.375        03/01/17            2,193,700
             3,000   Hawaii, Airports Refg Ser 2000 B (AMT) (FGIC)                     6.625        07/01/18            3,426,510
             3,000   Chicago, Illinois, O'Hare Int'l Airport Passenger Fee
                          Ser 2001 A                                                   5.375        01/01/32            3,032,760
                         (AMT) (Ambac)
             3,000   Illinois Toll Highway Authority, Priority Refg 1998 Ser A (FSA)    5.50        01/01/15            3,357,180
             4,000   Missouri Highways & Transportation Commission, Ser A 2001         5.125        02/01/18            4,235,200
             3,000   Clark County, Nevada, SubLien Ser A-1 (AMT) (WI)                   5.50        07/01/20            3,192,090
             3,300   Newark Housing Authority, New Jersey, Port Authority Newark        5.00        01/01/34            3,306,006
                          Marine Terminal
             5,000   Metropolitan Transportation Authority, New York, Transportation    5.25        11/15/22            5,307,200
                          Ser 2003 B (MBIA)
             4,000   Port Authority of New York & New Jersey, Cons 135th Ser (XLCA)**#  5.00        09/15/29            4,005,000
                          Triborough Bridge & Tunnel Authority, New York,
             3,000        Refg Ser 2002 B                                               5.25        11/15/19            3,204,360
             3,000        Ser 2001 A                                                    5.00        01/01/32            2,975,550
             1,500   Rhode Island Economic Development Corporation, Airport Refg        5.00        07/01/21            1,514,550
                          Ser A 2004 A (AMT) (FSA)
             8,000   South Carolina Transportation Infrastructure Bank, Ser 1999 A      5.50        10/01/16            8,815,840
             -----        (Ambac)                                                                                       ---------
            67,450                                                                                                     71,250,234
            ------                                                                                                     ----------

                     Water & Sewer Revenue  (22.5%)
             5,000   Los Angeles, California, Department of Water & Power, Ser C        5.00        07/01/23            5,159,700
                          De Kalb County, Georgia,
             1,000        Water & Sewer Ser A                                           5.00        10/01/21            1,039,070
             1,200        Water & Sewer Ser A                                           5.00        10/01/23            1,230,540
             4,000   Massachusetts Water Resources Authority, 1993 Ser C                5.25        12/01/20            4,113,240
             4,000   Truckee Meadows Water Authority, Nevada, Ser 2001 A (FSA)          5.50        07/01/19            4,376,840
             3,000   Manchester, New Hampshire, Manchester Water Works Ser 2003         5.00        12/01/34            3,003,360
                           (FGIC)
             2,500   New York City Municipal Water Finance Authority, New York,         5.25        06/15/15            2,699,575
                          2003 Ser D
             4,565   Grand Strand Water & Sewer Authority, South Carolina, Refg Ser    5.375        06/01/19            4,927,963
                          2002 (FSA)
                     Houston, Texas,
             5,000        Utilities System Revenue, 1st Lien Ser A                      5.25        05/15/25            5,203,500
             5,000        Water & Sewer Jr Lien Refg Ser 2001 A (FSA)                   5.50        12/01/16            5,505,850
             4,000   Tarrant County Regional Water District, Texas, Refg & Impr         5.25        03/01/17            4,298,480
                          Ser 2002 (FSA)
             4,000   Norfolk, Virginia, Water Ser 1993 (Ambac)                         5.375        11/01/23            4,089,000
                     Prince William County Service Authority, Virginia,
             4,635        Water & Sewer Refg Ser 2003                                   5.00        07/01/19            4,913,146
             2,000        Water & Sewer Refg Ser 2003                                   5.00        07/01/21            2,093,360
             -----                                                                                                      ---------
            49,900                                                                                                     52,653,624
            ------                                                                                                     ----------

                     Other Revenue  (5.4%)
             5,000   California Economic Recovery, Ser A                                5.00        07/01/16            5,251,650
             1,000   Middlesex County, Improvement Authority, New Jersey, George        5.00        08/15/35              955,560
                          Street Student Housing Project 2004 Ser A
             6,000   Tobacco Settlement Financing Corporation, New York, State          5.50        06/01/21            6,358,980
             -----        Contingency Ser 2003 C-1                                                                      ---------
            12,000                                                                                                     12,566,190
            ------                                                                                                     ----------

           311,370   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $312,756,815)                                             321,871,341
           -------                                                                                                    -----------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (3.3%)
             1,200   Newport Beach, Hoag Memorial Hospital Presbyterian Ser 1992        1.08*       10/01/22            1,200,000
                          (Demand 08/02/04)
             1,100   Indiana Health Facility Financing Authority, Clarian Health        1.12*       03/01/30            1,100,000
                          Ser 2000 B (Demand 08/02/04)
             5,300   Harris County Health Facilities Development Corporation, Texas,    1.10*       02/15/31            5,300,000
             -----        Methodist Hospital Ser 2002 (Demand 08/02/04)                                                 ---------

             7,600   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $7,600,000)                                7,600,000
             -----                                                                                                      ---------

          $318,970   TOTAL INVESTMENTS (Cost $320,356,815) (a) (b)                     141.1%                         329,471,341
          ========

                      OTHER ASSETS IN EXCESS OF LIABILITIES
                                                                                         0.5                            1,138,506

                      PREFERRED SHARES OF BENEFICIAL INTEREST                         (41.6)                          (97,118,978)
                                                                                      ------                          -----------

                      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                     100.0%                        $233,490,869
                                                                                       =====                         ============

-------------------

        Note:   The categories of investments are shown as a percentage of net assets applicable to common shareholders.

        AMT     Alternative Minimum Tax.

        COPs    Certificates of Participation.

        RITES   Residual Interest Tax-Exempt Securities.

        ROLS    Reset Option Longs.

          WI    Security purchased on a when-issued basis.

          #     A portion of this security has been physically segregated in connection with open futures contracts in the amount of
                $260,000.

         ++     Current coupon rate for inverse floating rate municipal
                obligation. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligations have total value of $6,555,270 which represents 2.8% of net assets applicable to common shareholders.

         ++     Currently a zero coupon security; will convert to 5.75% on June
                15, 2017.

         *      Current coupon of variable rate demand obligation.

         **     Joint exemption in locations shown.

        (a)     Securities have been designated as collateral in an amount equal to $35,157,396 in connection with the purchase of a when-issued security and open futures contracts.

        (b)     The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross
                unrealized appreciation is $10,186,040 and the aggregate gross unrealized depreciation is $1,071,514, resulting in net
                unrealized appreciation of $9,114,526.

Bond Insurance:
---------------
        Ambac     Ambac Assurance Corporation.

         FGIC     Financial Guaranty Insurance Company.

         FSA      Financial Security Assurance Inc.

         MBIA     Municipal Bond Investors Assurance Corporation.

         XLCA     XL Capital Assurance Inc.

Future Contracts Open at July 31, 2004:

                                                  DESCRIPTION,

          NUMBER OF                              DELIVERY MONTH             UNDERLYING FACE           UNREALIZED

          CONTRACTS         LONG/SHORT              AND YEAR                AMOUNT AT VALUE          DEPRECIATION
          ---------         ----------              --------                ---------------          ------------

             100               Short        U.S. Treasury Note 5 yr          $(10,950,000)            $(195,550)

                                                September/2004

             200               Short        U.S. Treasury Note 10 yr          (22,143,750)             (637,269)

                                                September/2004                                    -------------------

                                                Total unrealized depreciation ..............          $(832,819)
                                                                                                  ===================

----------------------------------------------------------------------------------------------------------------------------
                                            Geographic Summary of Investments

                                   Based on Market Value as a Percent of Total Investments

Alaska             1.6%    Indiana               0.3%    New York            9.4%    Utah                  0.8%

Arizona            3.5     Maine                 0.2     North Carolina      0.6     Virginia              6.6

California        11.7     Maryland              3.6     Ohio                1.6     West Virginia         1.6

Colorado           1.5     Massachusetts         2.6     Pennsylvania        1.6     Wisconsin             6.9

Connecticut        0.7     Missouri              2.6     Puerto Rico         0.5     Joint exemptions*    (1.2)
                                                                                                          -----
Florida            4.2     Nebraska              1.5     Rhode Island        0.5

Georgia            4.4     Nevada                2.3     South Carolina      6.8

Hawaii             5.5     New Hampshire         0.9     Tennessee           1.5

Illinois           4.7     New Jersey            3.2     Texas               7.8     Total               100.0%
                                                                                                         ======

--------------

* Joint exemptions have been included in each geographic location.

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust's in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                       2

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Quality Municipal Securities

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 20, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 20, 2004

                                       3